COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
Commitments, Contingencies, Risks and Uncertainties [Table Text Block]
Year ending July 31, 2017	50,153
Year ending July 31, 2018	200,611
Year ending July 31, 2019	120,007
Year ending July 31, 2020	120,007
After 2020	450,026
Total	$940,804

Year ending July 31, 2017	124,580
Year ending July 31, 2018	124,580
Year ending July 31, 2019	124,580
Year ending July 31, 2020	124,580
After 2020	467,174
Total	$965,494